Members' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2013
Members' Equity (Deficit)
Summary of common units authorized to be issued by the Parent

Class A	2,172,212
Class B	676,972
Class C series:	416,052

Summary of activity in the units

	Class C No Floor Amount	Class C-1 $112.19 Floor Amount	Class C-2 $113.32 Floor Amount	Class C-3 $208.88 Floor Amount	Class C-4 $342.00 Floor Amount	Class C-5 $342.00 Floor Amount	Class C-6 $373.41 Floor Amount	Class C-7 $374.68 Floor Amount	Total
	Number of Management Units
Outstanding at January 1, 2011	151,147	37,255	17,815	7,560	29,475	20,600	—	—	263,852
Granted	—	—	—	—	2,950	—	12,725	—	15,675
Forfeited	(70)	—	(200)	—	(450)	—	(100)	—	(820)

Outstanding at December 31, 2011	151,077	37,255	17,615	7,560	31,975	20,600	12,625	—	278,707
Granted	—	—	—	—	—	—	6,900	103,350	110,250
Forfeited	—	—	(395)	(80)	(180)	—	(100)	(12,500)	(13,255)

Outstanding at December 31, 2012	151,077	37,255	17,220	7,480	31,795	20,600	19,425	90,850	375,702
Granted	—	—	—	—	—	—	—	34,970	34,970
Forfeited	—	(20)	(40)	—	—	—	(770)	(6,500)	(7,330)

Outstanding at December 31, 2013	151,077	37,235	17,180	7,480	31,795	20,600	18,655	119,320	403,342

Vested at December 31, 2013	151,077	37,060	16,173	6,695	22,119	12,262	5,789	14,604	265,779
Unvested at December 31, 2013	—	175	1,007	785	9,676	8,338	12,866	104,716	137,563

Total	151,077	37,235	17,180	7,480	31,795	20,600	18,655	119,320	403,342